LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES
11.	LONG-TERM DEBT AND CREDIT FACILITIES

		December 31, 2025				December 31, 2024
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs(a)	Amount	Value(b)	Amount	Value(b)
Senior notes (i)	6.25%-6.875%	$744.1	$(5.9)	$738.2	$812.9	$1,235.5	$1,272.7
Term loan (ii)	SOFR plus 1.25%	—	—	—	—	199.9	200.0
Total long-term and current debt		$744.1	$(5.9)	$738.2	$812.9	$1,435.4	$1,472.7
Less: current portion		—	—	—	—	(199.9)	(200.0)
Long-term debt and credit facility		$744.1	$(5.9)	$738.2	$812.9	$1,235.5	$1,272.7
(a)	Includes transaction costs on the senior notes.
(b)	The fair value of the senior notes is primarily determined using quoted market determined variables. See Note 9iii.

Scheduled debt repayments

	2026	2027-2030	2031+
	Within 1 year	2 to 5 years	More than 5 years	Total
Debt	$—	$—	$750.0	$750.0

i.	Senior notes

The Company’s senior notes consist of $500.0 million principal amount of 6.250% notes due in 2033 and $250.0 million principal amount of 6.875% notes due in 2041. On December 4, 2025, the Company redeemed all outstanding $500.0 million 4.50% senior notes ahead of their July 15, 2027 due date.

The senior notes (collectively, the “notes”) pay interest semi-annually. Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 45 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2033 and within six months of maturity of the notes due in 2041, the Company can redeem the notes at 100% of the principal amount plus accrued interest, if any. In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

ii.	Term loan and revolving credit facility

On February 10, 2025, the Company repaid the remaining $200.0 million outstanding balance and fully extinguished the term loan.

The Company has a revolving credit facility of $1,500.0 million. On December 17, 2025, the Company amended the revolving credit facility to extend the maturity by one year to December 2030, restoring a five-year term. As at December 31, 2025, a balance of $nil (December 31, 2024 - $nil) was outstanding under the revolving credit facility and $7.0 million (December 31, 2024 – $6.9 million) of letters of credit were utilized.

Loan interest on the revolving credit facility is variable and is dependent on the Company’s credit rating. Based on the Company’s credit rating at December 31, 2025, interest charges and fees are as follows:

Type of credit
Revolving credit facility	SOFR plus		1.25%
Letters of credit	0.833	-	1.25%
Standby fee applicable to unused availability			0.125%

The revolving credit facility agreement contain various covenants including limits on indebtedness, asset sales and liens. The Company was in compliance with its financial covenant in the credit agreements as at December 31, 2025.

iii.	Other

The Company entered into an amendment to increase the Letter of Credit guarantee facility with Export Development Canada (“EDC”) from $400.0 million to $500.0 million and extended the maturity date from June 30, 2026 to June 30, 2028, effective November 4, 2025. Total fees related to letters of credit under this facility were 0.75% of the utilized amount. As at December 31, 2025, $250.9 million (December 31, 2024 - $247.2 million) was utilized under this facility.

In addition, as at December 31, 2025, the Company had $848.1 million (December 31, 2024 - $738.9 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, the United States and Chile, as well as its discontinued operations in Ghana, which have been issued pursuant to arrangements with certain international banks and insurance companies and incur average fees of approximately 0.65%.

iv.	Changes in liabilities arising from financing activities

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2025	$1,435.4	$17.1	$31.1	$1,483.6
Changes from financing cash flows
Debt repayments	(700.0)	—	—	(700.0)
Interest paid	—	—	(65.2)	(65.2)
Payment of lease liabilities	—	(7.2)	—	(7.2)
	735.4	9.9	(34.1)	711.2
Other changes
Interest expense and accretion	$—	$1.2	$79.5	$80.7
Capitalized interest(c)	—	—	10.1	10.1
Capitalized interest paid	—	—	(19.8)	(19.8)
Additions of lease liabilities	—	8.5	—	8.5
Other	2.8	0.7	(15.7)	(12.2)
	2.8	10.4	54.1	67.3
Balance as at December 31, 2025	$738.2	$20.3	$20.0	$778.5

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2024	$2,232.6	$27.6	$36.3	$2,296.5
Changes from financing cash flows
Debt repayments	(800.0)	—	—	(800.0)
Interest paid	—	—	(35.6)	(35.6)
Payment of lease liabilities	—	(12.1)	—	(12.1)
	1,432.6	15.5	0.7	1,448.8
Other changes
Interest expense and accretion	$—	$1.4	$49.1	$50.5
Capitalized interest(c)	—	—	88.2	88.2
Capitalized interest paid	—	—	(92.6)	(92.6)
Additions of lease liabilities	—	1.9	—	1.9
Other	2.8	(1.7)	(14.3)	(13.2)
	2.8	1.6	30.4	34.8
Balance as at December 31, 2024	$1,435.4	$17.1	$31.1	$1,483.6
(a)	Included in other current and long-term liabilities.
(b)	Included in accounts payable and accrued liabilities. See Note 7vi.
(c)	Included in property, plant and equipment. See Note 7iv.